Net loss per common share	12 Months Ended
Dec. 31, 2017
Net loss per common share [Abstract]
Net loss per common share
Net loss per common share
Basic and diluted net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the year. In determining diluted net loss per common share, the weighted average number of common shares outstanding is adjusted for stock options and warrants eligible for exercise where the average market price of common shares for the year ended December 31, 2017 exceeds the exercise price. Common shares that could potentially dilute basic net loss per common share in the future that could be issued from the exercise of stock options and warrants were not included in the computation of the diluted loss per common share for the year ended December 31, 2017 because to do so would be anti-dilutive.
The numerator and denominator used in the calculation of historical basic and diluted net loss amounts per common share are as follows:

	2017 $	2016 $
Net loss for the year	(70,792)	(23,295)

	Number	Number
Weighted average common shares outstanding	76,918	35,285
	$	$
Net loss per common share (expressed in $ per share)	(0.92)	(0.66)

The outstanding number and type of securities that would potentially dilute basic loss per common share in the future and which were not included in the computation of diluted loss per share, because to do so would have reduced the loss per common share (anti-dilutive) for the years presented, are as follows:

	2017	2016
Stock options	1,222	42
Warrants (derivative liabilities)	2,415	—
Warrants (equity)	632	64
	4,269	106